Financial liabilities - Schedule of Movement in Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Changes in fair value of Convertible Loans (Note 26.1)	$ 0	$ 0	$ (564,000)	$ 0
Foreign currency exchange gains/(losses)	(10,616,000)	(193,000)	(1,565,000)
Convertible loan
Disclosure of financial liabilities [line items]
Opening balance as of January 1	0	19,737,000	0
Proceeds from Convertible loans		2,931,000	17,069,000
Interest expense on Convertible loans		513,000	17,000
Changes in fair value of Convertible Loans (Note 26.1)		564,000	0
Loss on initial recognition (distribution to the shareholders)		421,000	2,637,000
Other changes		(18,000)	14,000
Conversion in to shares		(24,148,000)	0
Ending Loans balance as of December 31	0	0	$ 19,737,000	$ 0
The Amended Term Loan
Disclosure of financial liabilities [line items]
Opening balance as of January 1	0
Proceeds from Convertible loans	7,500,000
Advance payment	(340,000)
Interest payments	(145,000)
Interest expense on Convertible loans	158,000
Day 1 gain / (loss) amortization	(13,000)
Changes in fair value of Convertible Loans (Note 26.1)	(330,000)
Foreign currency exchange gains/(losses)	486,000
Ending Loans balance as of December 31	7,316,000	0
The Amended Convertible Loan
Disclosure of financial liabilities [line items]
Opening balance as of January 1	0
Proceeds from Convertible loans	2,500,000
Interest payments	(40,000)
Interest expense on Convertible loans	43,000
Day 1 gain / (loss) amortization	83,000
Changes in fair value of Convertible Loans (Note 26.1)	202,000
Foreign currency exchange gains/(losses)	198,000
Ending Loans balance as of December 31	$ 2,986,000	$ 0